Long-term debt - Reconciliation (Details) R in Millions, $ in Billions	1 Months Ended				12 Months Ended
	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 USD ($)	Oct. 31, 2024 ZAR (R)	Oct. 31, 2024 USD ($)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 USD ($)
Long-term debt
Balance at beginning of year					R 117,031	R 124,068
Loans raised					471	30,692
Loans repaid					(14,060)	(35,468)
Interest accrued					1,505	1,551
Amortisation of loan costs					126	161
Translation of foreign operations					(2,428)	(3,973)
Balance at end of year	R 102,645				102,645	117,031
Commercial paper
Long-term debt
Loans raised						2,400
Revolving credit facility
Long-term debt
Loans raised						27,000	$ 1.5
Loans repaid	R (7,100)	$ (0.4)	R (5,400)	$ (0.3)	R (13,000)	(5,500)	(0.3)
US Dollar Bond, March 2024
Long-term debt
Loans repaid						R (28,000)	$ (1.5)